Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Variable Growth Fund
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Growth Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$8	0.15%
[1],[2],[3]
Expenses Paid, Amount	$ 8	[1],[2]
Expense Ratio, Percent	0.15%	[1],[2]
Net Assets	$ 70,196,753
Holdings Count | $ / shares	12	[4]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$70,196,753
Total Number of Portfolio Holdings*	12
Portfolio Turnover Rate	15%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Variable Moderate Growth Fund
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Moderate Growth Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1,[2]	$10	0.20%
[5],[6],[7],[8]
Expenses Paid, Amount	$ 10	[5],[6]
Expense Ratio, Percent	0.20%	[5],[6]
Net Assets	$ 28,720,070
Holdings Count | $ / shares	12	[9]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$28,720,070
Total Number of Portfolio Holdings*	12
Portfolio Turnover Rate	14%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Variable Conservative Growth Fund
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Conservative Growth Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$7	0.14%
[10],[11],[12]
Expenses Paid, Amount	$ 7	[10],[11]
Expense Ratio, Percent	0.14%	[10],[11]
Net Assets	$ 75,631,586
Holdings Count | $ / shares	12	[13]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$75,631,586
Total Number of Portfolio Holdings*	12
Portfolio Turnover Rate	13%
[13]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Variable Conservative Growth Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Conservative Growth Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1,[2]	$20	0.39%
[14],[15],[16]
Expenses Paid, Amount	$ 20	[14],[15]
Expense Ratio, Percent	0.39%	[14],[15]
Net Assets	$ 75,631,586
Holdings Count | $ / shares	12	[17]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$75,631,586
Total Number of Portfolio Holdings*	12
Portfolio Turnover Rate	13%
[17]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[6]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[11]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[12]
†	Annualized.

[13]
*	Does not include derivatives, except purchased options, if any.

[14]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[15]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[16]
†	Annualized.

[17]
*	Does not include derivatives, except purchased options, if any.